Financial Risk Management (Details) € in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Apr. 06, 2018 $ / $	Dec. 31, 2017 COP ($) $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2017 CLP ($) $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2017 ARS ($) $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2017 EUR (€) $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2017 USD ($) $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2017 MXN ($) $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2016 COP ($) $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2016 CLP ($) $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2016 ARS ($) $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2016 EUR (€) $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2016 USD ($) $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2016 MXN ($) $ / € $ / $ $ / $ $ / $ $ / $	Dec. 31, 2015 $ / $
Disclosure of nature and extent of risks arising from financial instruments
Foreign exchange rate		19.7051	19.7051	19.7051	19.7051	19.7051	19.7051	20.6356	20.6356	20.6356	20.6356	20.6356	20.6356	17.2160
Assets | $							$ 297,220,101						$ 309,054,150
Liabilities | $							197,563,187						212,769,750
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments
Foreign exchange rate	18.3333
Foreign currency risk | U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets						$ 1,506,177	29,679,368					$ 1,947,999	40,198,128
Risk exposure on liabilities						$ 4,437,506	$ 87,441,499					$ 5,129,395	$ 105,848,143
Foreign exchange rate		19.7051	19.7051	19.7051	19.7051	19.7051	19.7051	20.6356	20.6356	20.6356	20.6356	20.6356	20.6356
Foreign currency risk | U.S. dollar | Long-term Debt Designated as Hedging Instrument of the Group's Investment in UHI
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on liabilities						$ 2,440,300	$ 48,086,947					$ 2,386,600	$ 49,249,604
Foreign currency risk | Euros
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets					€ 25,934		612,706				€ 16,739		363,672
Risk exposure on liabilities					€ 3,311		$ 78,224				€ 8,228		$ 178,762
Foreign exchange rate | $ / €		23.6256	23.6256	23.6256	23.6256	23.6256	23.6256	21.7260	21.7260	21.7260	21.7260	21.7260	21.7260
Foreign currency risk | Argentinean pesos
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets				$ 10,660			$ 11,263			$ 193,558			$ 251,354
Risk exposure on liabilities				$ 536			$ 566			$ 164,674			$ 213,846
Foreign exchange rate		1.0566	1.0566	1.0566	1.0566	1.0566	1.0566	1.2986	1.2986	1.2986	1.2986	1.2986	1.2986
Foreign currency risk | Chilean pesos
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets			$ 3,718,631				$ 118,996		$ 3,226,447				$ 99,697
Risk exposure on liabilities			$ 1,864,214				$ 59,655		$ 1,441,423				$ 44,540
Foreign exchange rate		0.0320	0.0320	0.0320	0.0320	0.0320	0.0320	0.0309	0.0309	0.0309	0.0309	0.0309	0.0309
Foreign currency risk | Colombian pesos
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets		$ 4,765,350					$ 31,451	$ 13,722,537					$ 93,313
Risk exposure on liabilities		$ 9,963,833					$ 65,761	$ 11,757,686					$ 79,952
Foreign exchange rate		0.0066	0.0066	0.0066	0.0066	0.0066	0.0066	0.0068	0.0068	0.0068	0.0068	0.0068	0.0068
Foreign currency risk | Other currencies
Disclosure of nature and extent of risks arising from financial instruments
Assets | $							$ 309,325						$ 96,381
Liabilities | $							$ 163,215						$ 208,345